STOCK OPTIONS	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
11.	STOCK OPTIONS

The purpose of the Company’s equity incentive plan, is to attract, retain and motivate persons of training, experience and leadership to the Company, including their directors, officers and employees, and to advance the interests of the Company by providing such persons with the opportunity, through share options, to acquire an increased proprietary interest in the Company.

Options or other securities may be granted in respect of authorized and unissued shares, provided that the aggregate number of shares reserved for issuance upon the exercise of all options or other securities granted under the Plan shall not exceed 15% of the shares of common stock and Exchangeable Shares issued and outstanding (determined as of January 1 of each year). Optioned shares in respect of which options are not exercised shall be available for subsequent options.

On November 24, 2015, the Company granted 650,000 options granted to employees that vest over three years at the anniversary date. The grant date fair value of the options was $694,384. During the year ended March 31, 2016, 250,000 options were cancelled and during the three month period ended June 30, 2018, $35,609 (June 30, 2017
–
 $35,609) in stock compensation expense was recognized.

On December 14, 2015, the Company granted 2,495,000 options to employees, directors and consultants that vest over three years at the anniversary date. The grant date fair value of the options was $1,260,437. During the years ended March 31, 2016, 2017 and 2018, 25,000 options, 40,000 options and 436,667 options, respectively, were cancelled and for the three month period ended June 30, 2018, $41,350 (June 30, 2017
–
$100,289) of stock compensation expense was recognized.

On April 21, 2016, the Company granted 3,000,000 stock options to employees of Bionik, Inc., the Company’s wholly-owned subsidiary (formerly IMT) in exchange for 3,895,000 options that existed before the Company purchased IMT of which 1,000,000 have an exercise price of $0.25, 1,000,000 have an exercise price of $0.95 and 1,000,000 have an exercise price of $1.05. The grant date fair value of vested options was $2,582,890 and has been recorded as part of the original acquisition equation. The options are fully expensed, and $Nil (June 30, 2017
–
$10,169) has been recognized as stock compensation expense in the first quarter of 2018.

On April 26, 2016, the Company granted 250,000 options to an employee with an exercise price of $1.00 that vest over three years at the anniversary date. The grant fair value was $213,750. During the quarter ended June 30, 2018, $17,813 (June 30, 2017- $17,813) was recognized as stock compensation expense.

On August 8, 2016, the Company granted 750,000 options to an employee with an exercise price of $1.00 that vest over three years at the anniversary date. The grant fair value was $652,068. The employee left in April 2018 and 500,000 options that had not vested were cancelled and the remaining 250,000 options will expire in November 2018. During the quarter ended June 30, 2018, $18,113 (June 30, 2017
–
$54,339) of stock compensation expense was recognized.

On February 6, 2017, the Company granted 400,000 options to an employee with an exercise price of $0.70 that vest over three years at the anniversary date. The grant fair value was $245,200. During the quarter ended June 30, 2018, $20,433 (June 30, 2017
–
$20,433) of stock compensation expense was recognized.

On February 13, 2017, the Company granted 250,000 options to a consultant with an exercise price of $0.68 that vest over one and one-half years, every six months. The grant fair value was $148,750. During the quarter ended June 30, 2018, $12,396 (June 30, 2017
–
 $12,396) of stock compensation expense was recognized. These options are now fully vested.

On August 3, 2017, 1,500,000 options with an exercise price of $0.21 were granted to an executive officer, which vest equally over three future years. In addition, this executive officer was also granted up to 500,000 additional performance options based on meeting sales targets for the years ended March 31, 2018 and 2019. The grant value was $387,209 and $7,546 was expensed as stock compensation in the quarter. The executive left in April 2018 and all of these options were cancelled.

On September 1, 2017, the Company granted 12,215,354 options with an exercise price of $0.161 equally to an executive officer and a consultant who is now the Chairman of the Company. Of such options, 2,035,892 have vested and 50% of the remaining options vest on performance goals being met and 50% vest over 5 years. The grant fair value was $1,832,304 and during the quarter ended June 30, 2018, $38,173 in stock compensation expense was recognized.

On January 24, 2018, the Company granted 3,640,000 options with an exercise price of $0.155 to employees that vest equally on January 24, 2019, 2020 and 2021, The grant fair value was $491,036 and during the quarter ended June 30, 2018, $39,703 in stock compensation expense was recognized.

On April 20, 2018, the Company granted to an executive officer, 6,000,000 options with an exercise price of $0.0649 that vest immediately with a 10-year expiry. The Options were valued using the Black-Scholes model and the following inputs were used: expected life of 10 years, expected volatility of 114% and a risk free rate of 1.59%. As these options fully vested on the grant date, $363,714 of stock based compensation was recognized during the quarter.

On June 11, 2018, the Company granted to a newly-hired executive officer 750,000 options with an exercise price of $0.0462 that vest over three years from the anniversary of the grant and expire in 7 years. The Options were valued using the Black-Scholes model and the following inputs were used: expected life of 7 years, expected volatility of 114% and a risk free rate of 1.59%. The grant fair value was $30,341 and $562 of stock compensation expense was recognized in the quarter.

During the quarter ended June 30, 2018, the Company recorded $595,412 in share-based compensation related to the vesting of stock options (June 30, 2017
–
 $251,048).

The following is a summary of stock options outstanding and exercisable as of June 30, 2018:

Exercise Price ($)	Number of Options	Expiry Date	Exercisable Options
0.165	154,134	April 1, 2021	154,134
0.23	94,368	June 20, 2021	94,368
0.23	1,981,728	July 1, 2021	1,981,728
0.23	141,557	February 17, 2022	141,557
1.22	400,000	November 24, 2022	266,667
1.00	1,936,667	December 14, 2022	1,633,333
0.95	111,937	March 28, 2023	111,937
1.05	433,027	March 28, 2023	433,027
1.00	250,000	April 26, 2023	166,667
1.00	250,000	August 8, 2023	250,000
0.70	400,000	February 6, 2024	133,333
0.68	250,000	February 13, 2024	250,000
0.95	31,620	March 3, 2024	31,620
1.05	122,324	March 3, 2024	122,324
0.95	6,324	March 14, 2024	6,324
1.05	24,465	March 14,2024	24,465
0.95	72,727	September 30, 2024	72,727
1.05	281,345	September 30, 2024	281,345
0.95	3,478	June 2, 2025	3,478
1.05	13,456	June 2, 2025	13,456
0.25	66,298	December 30, 2025	66,298
0.95	49,160	December 30, 2025	27,261
0.161	12,215,354	September 1, 2027	2,035,892
0.155	3,365,000	January 24, 2025	-
0.0649	6,000,000	April 19, 2028	6,000,000
0.0462	750,000	June 10, 2025	-
	29,404,696		14,301,941

The weighted-average remaining contractual term of the outstanding options was 7.89 (March 31, 2018 – 5.81) and for the options that are exercisable the weighted average was 7.38 (March 31, 2018 – 5.70)

11.	STOCK OPTIONS

The purpose of the Company’s equity incentive plan, is to attract, retain and motivate persons of training, experience and leadership to the Company, including their directors, officers and employees, and to advance the interests of the Company by providing such persons with the opportunity, through share options, to acquire an increased proprietary interest in the Company.

Options or other securities may be granted in respect of authorized and unissued shares, provided that the aggregate number of shares reserved for issuance upon the exercise of all options or other securities granted under the Plan shall not exceed 15% of the shares of common stock and Exchangeable Shares issued and outstanding (determined as of January 1 of each year). Optioned shares in respect of which options are not exercised shall be available for subsequent options.

On November 24, 2015, the Company issued 650,000 options granted to employees that vest over three years at the anniversary date. The grant date fair value of the options was $694,384. During the year ended March 31, 2016, 250,000 options were cancelled and stock compensation expense of $62,317 was recognized. During the year ended March 31, 2018, $142,438, (March 31, 2017 -$142,438) in stock compensation expense was recognized.

On December 14, 2015, the Company issued 2,495,000 options granted to employees, directors and consultants that vest over three years at the anniversary date. The grant date fair value of the options was $1,260,437. During the year ended March 31, 2016, 25,000 options were cancelled and for the year ended March 31, 2017, 40,000 options were cancelled and for the year ended March 31, 2018, 436,667 options were cancelled, and the year ended March 31, 2018, $479,315, (March 31, 2017 - $407,208) of stock compensation expense was recognized.

On April 21, 2016, the Company issued 3,000,000 stock options to employees of Bionik, Inc., the Company’s wholly-owned subsidiary (formerly IMT) in exchange for 3,895,000 options that existed before the Company purchased IMT, of which 1,000,000 have an exercise price of $0.25, 1,000,000 have an exercise price of $0.95 and 1,000,000 have an exercise price of $1.05. The grant date fair value of vested options was $2,582,890 and has been recorded as part of the acquisition equation (Note 4). For options that have not yet vested $29,524, (March 31, 2017 -$102,989) has been recognized as stock compensation expense.

On April 26, 2016, the Company issued 250,000 options to an employee with an exercise price of $1.00 that will vest over three years at the anniversary date. The grant fair value was $213,750. During the year ended March 31, 2018, $71,250, (March 31, 2017 - $66,104) was recognized as stock compensation expense.

On August 8, 2016, the Company issued 750,000 options to an employee with an exercise price of $1.00 that will vest over three years at the anniversary date. The grant fair value was $652,068. During the year ended March 31, 2018, $217,356, (March 31, 2017 -$140,230) of stock compensation expense was recognized.

On February 6, 2017, the Company issued 400,000 options to an employee with an exercise price of $0.70 that will vest over three years at the anniversary date. The grant fair value was $245,200. During the year ended March 31, 2018, $81,733, (March 31, 2017 - $12,163) of stock compensation expense was recognized.

On February 13, 2017, the Company issued 250,000 options to a consultant with an exercise price of $0.68 that will vest over one and one- half years, every six months. The grant fair value was $148,750. During the year ended March 31, 2018, $49,583, (March 31, 2017 -$6,345) of stock compensation expense was recognized.

On August 3, 2017, 1,500,000 options at $0.21 to an executive officer, which vest equally over three future years. In addition, this executive officer was also granted up to 500,000 additional performance options based on meeting sales targets for the years ending March 31, 2018 and 2019. The performance options will vest at market price if the performance objectives are met. This grant had a grant date fair value of $387,209 and a share compensation expense of $60,371 was recognized for the year ended March 31, 2018. These options were valued using the Black-Scholes model and the following inputs: expected life of 7 years, expected volatility 114% and a risk-free rate of 1.73%.

On September 1, 2017, the Company granted 12,215,354 options at $0.161 equally to an executive officer and a consultant. 2,035,892 options have vested and 50% of the remaining options vest on performance being met and 50% vest annually over 5 years. The grant date fair value was $1,832,304 and $381,730 is the current expense for the year ended March 31, 2018. These options were valued using the Black-Scholes model and the following inputs: expected life of 10 years, expected volatility 114% and a risk-free rate of 1.91%.

On January 24, 2018, the Company granted 3,640,000 options at $0.155 to employees that vest equally on January 24, 2019, 2020 and 2021. The grant fair value was $491,036 and $27,280 is the current stock compensation expense for the year ended March 31, 2018. These options were valued using the Black-Scholes model and the following inputs: expected life of 10 years, expected volatility 114% and a risk-free rate of 1.91%.

During the year ended March 31, 2018, the Company recorded $1,540,580 in share-based compensation related to the vesting of stock options (March 31, 2017 - $844,162).

The following is a summary of stock options outstanding and exercisable as of March 31, 2018:

These options at their respective grant dates were valued using the Black-Scholes option pricing model with the following key assumptions:

	Expected life in	Risk	Dividend	Forfeiture	Expected	Grant date fair
Grant date	years	free rate	rate	rate	volatility	value
February 17, 2015	3.89	1.59%	0%	0%	114%	$136,613
July 1, 2014	3.25	1.59%	0%	0%	114%	$1,259,487
June 20, 2014	3.22	1.59%	0%	0%	114%	$118,957
April 1, 2014	3.01	1.59%	0%	0%	114%	$230,930
November 24, 2015	4.65	1.59%	0%	0%	114%	$694,384
December 14, 2015	4.71	1.59%	0%	0%	114%	$1,260,437
April 21, 2016	6.11	1.59%	0%	0%	114%	$2,582,890
April 26, 2016	5.07	1.59%	0%	0%	114%	$213,750
August 8, 2016	5.36	1.59%	0%	0%	114%	$652,068
February 6, 2017	5.86	1.59%	0%	0%	114%	$245,200
February 13, 2017	5.88	1.59%	0%	0%	114%	$148,750
August 3, 2017	6.35	1.59%	0%	0%	114%	$387,209
September 1, 2017	9.43	1.59%	0%	0%	114%	1,832,304
January 24, 2018	6.82	1.59%	0%	0%	114%	$491,036

	Number of Options	Weighted-Average Exercise Price ($)
Outstanding, March 31, 2017	9,903,650	0.59
Issued	17,855,354	0.155
Exercised	-	-
Expired	-	-
Cancelled	(2,159,126)	0.65
Outstanding, March 31, 2018	25,599,878	0.50

The following is a summary of stock options outstanding and exercisable as of March 31, 2018:

Exercise Price ($)	Number of Options	Expiry Date	Exercisable Options
0.165	264,230	April 1, 2021	264,230
0.23	97,514	June 20, 2021	97,514
0.23	1,981,728	July 1, 2021	1,981,728
0.23	141,557	February 17, 2022	141,557
1.22	400,000	November 24, 2022	266,667
1.00	1,993,334	December 14, 2022	1,676,667
0.95	111,937	March 28, 2023	111,937
1.05	433,027	March 28, 2023	433,027
1.00	250,000	April 26, 2023	83,333
1.00	750,000	August 8, 2023	250,000
0.70	400,000	February 6, 2024	133,333
0.68	250,000	February 13, 2024	166,667
0.95	31,620	March 3, 2024	31,620
1.05	122,324	March 3, 2024	122,324
0.95	6,324	March 14, 2024	6,324
1.05	24,465	March 14, 2024	24,465
0.95	72,727	September 30, 2024	72,727
1.05	281,345	September 30, 2024	281,345
0.95	3,478	June 2, 2025	3,478
1.05	13,456	June 2, 2025	13,456
0.25	66,298	December 30, 2025	66,298
0.95	49,160	December 30, 2025	27,261
0.21	2,000,000	August 3, 2024	-
0.161	12,215,354	September 1, 2027	2,035,892
0.155	3,640,000	January 24, 2025	-
	25,599,878		8,291,850

The weighted-average remaining contractual term of the outstanding options is 7.46 (March 31, 2017 – 5.12) and for the options that are exercisable the weighted average is 5.74 (March 31, 2017 – 6.02).

Reclassification of Fair Value

As the Company does not have sufficient authorized shares of common stock to cover its options issued, a valuation of these options was done at March 31, 2018 and the resulting liability of $1,451,393 has been recorded in the consolidated balance sheet as shares to be issued, stock options and warrants.

Grant Date	Expected Life	Risk Free rate	Dividend rate	Forfeiture Rate	Expected Volatility	Remeasured Fair Value
February 17, 2015	3.89	1.59%	0%	0%	135%	$7,122
July 1, 2014	3.25	1.59%	0%	0%	135%	$90,472
June 20, 2014	3.22	1.59%	0%	0%	135%	$4,428
April 1, 2014	3.01	1.59%	0%	0%	135%	$12,437
November 24, 2015	4.65	1.59%	0%	0%	135%	$16,327
December 14, 2015	4.71	1.59%	0%	0%	135%	$85,833
April 21, 2016	6.39	1.59%	0%	0%	118%	$53,853
April 26, 2016	5.07	1.59%	0%	0%	114%	$11,430
August 8, 2016	5.36	1.59%	0%	0%	114%	$35,722
February 6, 2017	5.86	1.59%	0%	0%	114%	$16,969
February 13, 2017	5.88	1.59%	0%	0%	114%	$10,703
August 3, 2017	6.35	1.59%	0%	0%	114%	$109,970
September 1, 2017	9.43	1.59%	0%	0%	114%	$782,966
January 24, 2018	6.82	1.59%	0%	0%	114%	$213,161
						1,451,393